Expense Example - Service - BlackRock Advantage Large Cap Value Fund - Service Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	$ 1,365